Property, plant, and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant, and equipment
Schedule of property, plant and equipment

	January 1,				December 31,
(in thousands of euros)	2023	Increases	Decreases	Others	2023
Land	172	—	—	—	172
Buildings	3,470	—	—	—	3,470
Technical facilities, equipment and tooling	5,457	210	(87)	24	5,604
Other property, plant and equipment	1,519	38	(44)	24	1,536
Property, plant and equipment in progress	65	98	—	(48)	115
Right of use	5,259	3,731	—	(46)	8,943
Property, plant and equipment, gross	15,941	4,076	(131)	(46)	19,840
Depreciation and impairment of buildings	(2,104)	(182)	—	—	(2,286)
Depreciation and impairment of technical facilities, equipment and tooling	(4,446)	(317)	86	—	(4,676)
Depreciation and impairment of other property, plant and equipment	(1,216)	(99)	44	—	(1,271)
Depreciation and impairment of right of use	(790)	(1,681)	0	(8)	(2,480)
Depreciation and impairment	(8,555)	(2,280)	130	(8)	(10,714)
Property, plant and equipment, net	7,386	1,797	(1)	(55)	9,125

	January 1,				December 31,
(in thousands of euros)	2022	Increases	Decreases	Others	2022
Land	172	—	—	—	172
Buildings	3,407	86	(23)	—	3,470
Technical facilities, equipment and tooling	5,118	357	(18)	—	5,457
Other property, plant and equipment	1,422	97	—	—	1,519
Property, plant and equipment in progress	59	5	—	—	65
Right of use	143	5,109	—	7	5,259
Property, plant and equipment, gross	10,321	5,655	(41)	7	15,941
Depreciation and impairment of buildings	(1,931)	(196)	23	—	(2,104)
Depreciation and impairment of technical facilities, equipment and tooling	(4,091)	(355)	1	—	(4,446)
Depreciation and impairment of other property, plant and equipment	(1,087)	(128)	—	—	(1,216)
Depreciation and impairment of right of use	(14)	(776)	—	(0)	(790)
Depreciation and impairment	(7,124)	(1,455)	24	(0)	(8,555)
Property, plant and equipment, net	3,196	4,200	(17)	7	7,385

	January 1,				December 31,
(in thousands of euros)	2021	Increases	Decreases	Others	2021
Land	172	—	—	—	172
Buildings	3,407	—	—	—	3,407
Technical facilities, equipment and tooling	4,856	336	(75)	—	5,118
Other property, plant and equipment	1,203	223	(4)	—	1,422
Property, plant and equipment in progress	137	59	—	(137)	59
Right of use	34	143	(34)	—	143
Property, plant and equipment, gross	9,810	761	(113)	(137)	10,321
Depreciation and impairment of buildings	(1,737)	(194)	—	—	(1,931)
Depreciation and impairment of technical facilities, equipment and tooling	(3,782)	(384)	75	—	(4,091)
Depreciation and impairment of other property, plant and equipment	(976)	(116)	4	—	(1,087)
Depreciation and impairment of right of use	(33)	(16)	34	—	(14)
Depreciation and impairment	(6,528)	(709)	113	(137)	(7,124)
Property, plant and equipment, net	3,282	52	—	(274)	3,196